Notes Payable, Stockholders (Detail) (Zeta Acquisition Corp III, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Notes Payable, Stockholders (Textual)
Unsecured promissory notes	$ 15,000	$ 25,000	$ 25,000	$ 35,000	$ 25,000
Interest rate on unsecured promissory note	6.00%
Accrued interest	24,002	17,175
Stockholder and Officers [Member]
Notes Payable, Stockholders (Textual)
Unsecured promissory notes						$ 10,000